Accounts Receivable, net (Details) - CNY (¥)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, net
Accounts receivable	¥ 13,291,297	¥ 7,973,229	¥ 9,817,292
Less: allowance for doubtful accounts	(2,027,860)	(2,356,034)	0
Accounts receivable, net	11,263,437	5,617,195	¥ 9,817,292
Beginning balance	2,356,034	0
Provision	(328,174)	2,356,034
Ending balance	¥ 2,027,860	¥ 2,356,034